UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: June 30, 2011



Check here if Amendment            [_] Amendment Number: ______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Addison Clark Management, L.L.C.
Address:    10 Wright Street, Suite 100
            Westport, Connecticut 06880

Form 13F File Number:     028-10375


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Terence M. Hogan
Title:   Managing Member
Phone:   (203) 222-4000


Signature, Place, and Date of Signing:


/s/ Terence M. Hogan      Westport, Connecticut        August 15, 2011
--------------------     ----------------------    --------------------
     [Signature]            [City, State]                  [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

NONE

                                        FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:          2

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $928,632
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.        Form 13F File Number         Name

  1.        028-10545                    Addison Clark Fund, L.P.
  2.        028-10547                    Addison Clark Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   Addison Clark Management, LLC
                                                           June 30, 2011

COLUMN 1                          COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6     COL 7       COLUMN 8
--------                          --------      --------   --------        --------           --------     -----       --------
                                                            VALUE     SHS OR    SH/  PUT/    INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN  CALL    DISCRETION    MNGRS     SOLE   SHR NONE
----------------------------  ----------------  ---------  --------  ---------  ---  ----  --------------  -----  --------- --- ----
ABBOTT LABORATORIES CMN       COM               002824100  22,191      421,714  SH         SHARED-DEFINED  1,2      421,714
AMERISTAR CASINOS INC         COM               03070Q101  69,731    2,940,991  SH         SHARED-DEFINED  1,2    2,940,991
BROOKFIELD ASSET MGMT INC     COM               112585104  23,456      707,135  SH         SHARED-DEFINED  1,2      707,135
CALPINE CORP                  COM NEW           131347304  27,781    1,722,289  SH         SHARED-DEFINED  1,2    1,722,289
CENOVUS ENERGY INC            COM               15135U109  24,873      660,469  SH         SHARED-DEFINED  1,2      660,469
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305  51,893      956,370  SH         SHARED-DEFINED  1,2      956,370
CISCO SYS INC                 COM               17275R102  28,598    1,832,000  SH         SHARED-DEFINED  1,2    1,832,000
CRESUD SA COMERCIAL           *W EXP 05/22/201  P3311R192     161      911,628  SH         SHARED-DEFINED  1,2      911,628
FULL HOUSE RESORTS INC        COM               359678109   2,773      880,290  SH         SHARED-DEFINED  1,2      880,290
GEOMET INC DEL                COM               37250U201     125      105,735  SH         SHARED-DEFINED  1,2      105,735
GREENLIGHT CAPITAL RE LTD     CLASS A           G4095J109   5,096      193,847  SH         SHARED-DEFINED  1,2      193,847
HUMANA INC                    COM               444859102  64,432      800,000        PUT  SHARED-DEFINED  1,2      800,000
INTEL CORP                    COM               458140100  22,625    1,021,000  SH         SHARED-DEFINED  1,2    1,021,000
ISLE OF CAPRI CASINOS INC     COM               464592104  28,655    3,237,872  SH         SHARED-DEFINED  1,2    3,237,872
KIMBERLY CLARK CORP           COM               494368103  10,205      153,325  SH         SHARED-DEFINED  1,2      153,325
MARRIOTT INTL INC NEW         CL A              571903202  26,227      739,000        PUT  SHARED-DEFINED  1,2      739,000
MEDCO HEALTH SOLUTIONS INC    COM               58405U102  16,956      300,000        PUT  SHARED-DEFINED  1,2      300,000
MEDTRONIC INC                 COM               585055106  18,796      487,830  SH         SHARED-DEFINED  1,2      487,830
MICROSOFT CORP                COM               594918104  34,741    1,336,179  SH         SHARED-DEFINED  1,2    1,336,179
MICROSOFT CORP                COM               594918104   5,200      200,000       CALL  SHARED-DEFINED  1,2      200,000
OCH ZIFF CAP MGMT GROUP       CL A              67551U105   7,070      509,700  SH         SHARED-DEFINED  1,2      509,700
OMNICARE INC                  COM               681904108  32,006    1,003,643  SH         SHARED-DEFINED  1,2    1,003,643
PENN NATL GAMING INC          COM               707569109  20,862      517,160  SH         SHARED-DEFINED  1,2      517,160
PEPSICO INC                   COM               713448108  25,429      361,056  SH         SHARED-DEFINED  1,2      361,056
PFIZER INC                    COM               717081103  38,406    1,864,386  SH         SHARED-DEFINED  1,2    1,864,386
PLAINS EXPL& PRODTN CO        COM               726505100  20,966      550,000  SH         SHARED-DEFINED  1,2      550,000
PROCTER & GAMBLE CO           COM               742718109  20,643      324,722  SH         SHARED-DEFINED  1,2      324,722
QEP RES INC                   COM               74733V100  10,918      261,013  SH         SHARED-DEFINED  1,2      261,013
SILVER WHEATON CORP           COM               828336107  18,595      563,496  SH         SHARED-DEFINED  1,2      563,496
SPIRIT AIRLS INC              COM               848577102  12,083    1,007,751  SH         SHARED-DEFINED  1,2    1,007,751
STARWOOD HOTELS&RESORTS WRLD  COM               85590A401  22,416      400,000        PUT  SHARED-DEFINED  1,2      400,000
UNITED CONTL HLDGS INC        COM               910047109  23,913    1,056,714  SH         SHARED-DEFINED  1,2    1,056,714
UNITEDHEALTH GROUP INC        COM               91324P102  39,258      761,101  SH         SHARED-DEFINED  1,2      761,101
VODAFONE GROUP PLC NEW        SPONS ADR NEW     92857W209  24,622      921,497  SH         SHARED-DEFINED  1,2      921,497
WAL MART STORES INC           COM               931142103  26,840      505,078  SH         SHARED-DEFINED  1,2      505,078
WASTE MGMT INC DEL            COM               94106L109  12,135      325,608  SH         SHARED-DEFINED  1,2      325,608
WELLCARE HEALTH PLANS INC     COM               94946T106  87,955    1,710,862  SH         SHARED-DEFINED  1,2    1,710,862



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